Warrants	12 Months Ended
Dec. 31, 2024
Warrants
Warrants

16.	Warrants

A continuity of the Company’s outstanding share purchase warrants for the year ended December 31, 2024, 2023, and 2022 is presented below:

	Number of warrants	Weighted average exercise price (CAD)
Outstanding, December 31, 2021	1,568,866	$0.63
Issued	21,011,038	2.31
Exercised	(2,185,366)	0.87
Expired	(7,000)	0.50
Outstanding, December 31, 2022	20,387,538	$2.33
Issued	7,402,726	1.88
Expired	(10,000)	2.17
Outstanding, December 31, 2023	27,780,264	$2.21
Issued	34,819,200	0.18
Exercised	(33,638)	0.09
Expired	(12,548,559)	2.25
Outstanding, December 31, 2024	50,017,267	$0.79

At December 31, 2024, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
12,529,690	2.50 CAD	June 29, 2025
300,288	1.55 CAD	June 29, 2025
300,000	2.50 CAD	April 20, 2025
2,101,727	0.30 CAD	November 28, 2025
13,232,373	0.18 CAD	May 28, 2026
520,364	0.09 CAD	May 28, 2026
6,142,223	0.18 CAD	May 31, 2026
362,250	0.09 CAD	May 31, 2026
1,532,478	0.18 CAD	June 10, 2026
39,095	0.09 CAD	June 10, 2026
2,262,778	0.18 CAD	June 19, 2026
60,900	0.09 CAD	June 19, 2026
8,472,601	0.18 CAD	June 28, 2026
2,000,000	0.18 CAD	July 3, 2026
150,000	0.18 CAD	July 5, 2026
10,500	0.09 CAD	July 5, 2026
50,017,267

As at December 31, 2024, the weighted average remaining contractual life of outstanding warrants is 1.17 years (December 31, 2023 – 0.95 years).

During the year ended December 31, 2024, the Company issued 26,847,863 warrants as part of units issued in private placements completed, 1,026,747 finder’s warrants pursuant to the private placements completed, and 6,944,590 warrants as part of units issued to settle debt and for services rendered.

The fair values for finder’s warrants granted during the year ended December 31, 2024, 2023, and 2022 have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024 and 2023

(Expressed in U.S. dollars)

16.	Warrants (continued)

	2024	2023	2022
Risk-free interest rate	3.74 – 4.20%	3.77 – 4.43%	1.21 – 3.13%
Expected life (years)	2	2	2 – 3
Expected volatility	92 – 93%	101 – 104%	154 – 182%
Dividend yield	0%	0%	0%

The Company had previously issued warrants in connection with private placements, or debt settlements where the exercise price of such warrants was denominated in USD. As such the warrants were classified as derivate liabilities.

As at December 31, 2023, the fair value of the warrants were remeasured at $Nil as all the warrants had expired. The Company recognized a gain on the fair value change of $4,827 for the year ended December 31, 2023.